INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
The Company accounts for income taxes in accordance with ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates expected to apply in the periods in which those temporary differences are expected to reverse. A valuation allowance is recorded when it is more likely than not that deferred tax assets will not be realized.
The Company operates through entities located in multiple jurisdictions, including Jersey, the British Virgin Islands, and the United Kingdom. The British Virgin Islands does not impose corporate income taxes on the Company. The Jersey entity is subject to a headline corporate income tax rate of 0%.

No income tax expense was recorded for the years ended December 31, 2025 and 2024 due primarily to operating losses incurred in the United Kingdom and the establishment of a full valuation allowance against deferred tax assets.

Provision for income taxes

No provision for current or deferred income taxes was recognized for the years ended December 31, 2025 and 2024. This reflects the Company’s operating losses in taxable jurisdictions, primarily the United Kingdom, together with the recognition of a full valuation allowance against deferred tax assets arising from those losses.

Income (loss) before income taxes by jurisdiction

Income (loss) before income taxes from continuing operations is summarized below:

	£2025	2024
Domestic	(61,780,879)	(11,947,917)
Foreign	(1,532,561)	(373,834)
	(63,313,440)	(12,321,751)

Domestic income (loss) before income taxes relates to the Company’s parent entity. Foreign income (loss) before income taxes relates to the Company’s United Kingdom subsidiary.

Reconciliation of statutory tax rate to effective tax rate

The difference between the total provision for income taxes and the amount computed by applying the Jersey statutory income tax rate to the loss before income taxes is as follows:

	£2025	2024
Income tax (provision) / benefit 0%	—	—
Effects of:
United Kingdom (profit) / loss	291,187	71,028
Deferred tax asset valuation allowance	(291,187)	(71,028)
Income tax expense	—	—

This reconciliation primarily reflects losses generated in jurisdictions outside Jersey and the establishment of valuation allowances against deferred tax assets arising from those losses.

Deferred tax assets

Deferred tax assets reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	£2025	2024
Deferred tax assets
Net operating loss carryforwards	362,215	71,028
Total gross deferred tax assets	362,215	71,028
Valuation allowance	(362,215)	(71,028)
Net current deferred tax assets	—	—

Deferred tax assets currently relate primarily to United Kingdom net operating loss carryforwards, which may generally be carried forward indefinitely, subject to applicable utilization limitations.

Management assesses available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the two-year period ended December 31, 2025 in respect of the United Kingdom operations.

Based on this evaluation, as of December 31, 2025 and 2024, a full valuation allowance has been recorded against the Company’s deferred tax assets. The Company will continue to reassess the realizability of deferred tax assets in future reporting periods.

Net operating loss carryforwards

As of December 31, 2025, the Company had net operating loss carryforwards in the United Kingdom available to offset future taxable income. United Kingdom losses may generally be carried forward indefinitely, subject to applicable utilization limitations.

Unrecognized tax benefits

As of December 31, 2025 and 2024, the Company had no unrecognized tax benefits.

Cash taxes paid

The Company did not pay income taxes, net of refunds, during the year ended December 31, 2025.